UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21195
                                                     ---------

                               UBS M2 Fund, L.L.C.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   Reba Beeson
                         c/o UBS Financial Services Inc.
                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
               ---------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-882-5638
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                   Date of reporting period: December 31, 2007
                                             -----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.





                               UBS M2 FUND, L.L.C.
                              FINANCIAL STATEMENTS
          WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



                                   YEAR ENDED
                                DECEMBER 31, 2007

                               UBS M2 FUND, L.L.C.

                              FINANCIAL STATEMENTS
          WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM




                                   YEAR ENDED
                                DECEMBER 31, 2007



                                    CONTENTS

Report of Independent Registered Public Accounting Firm....................... 1

Statement of Assets, Liabilities and Members' Capital......................... 2

Statement of Operations....................................................... 3

Statements of Changes in Members' Capital..................................... 4

Statement of Cash Flows....................................................... 5

Notes to Financial Statements................................................. 6

Schedule of Portfolio Investments.............................................13

[LOGO OMITTED]
ERNST & YOUNG             [ ] Ernst & Young LLP       [ ] Phone: (212) 773-3000
                              5 Times Square                     www.ey.com
                              New York, NY  10036-6530



             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Members and Board of Directors of UBS M2 Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of UBS M2 Fund, L.L.C. (the "Fund"), including the schedule of portfolio investments, as of December 31, 2007, and the related statements of operations and cash flows for the year then ended, the statements of changes in members' capital for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and the disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments in investment funds as of December 31, 2007, by correspondence with management of the underlying investment funds and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS M2 Fund, L.L.C. at December 31, 2007, the results of its operations and its cash flows for the year then ended, the changes in its members' capital for each of the two years in the period the ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.


                                                           /s/ Ernst & Young LLP

February 22, 2008

                 A member firm of Ernst & Young Global Limited

                                                                   UBS M2 FUND, L.L.C.
                                 STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL


--------------------------------------------------------------------------------------

                                                                     DECEMBER 31, 2007

--------------------------------------------------------------------------------------

ASSETS

Investments in Investment Funds, at fair value (cost $700,350,560)      $  987,507,819
Cash and cash equivalents                                                   65,088,075
Advanced subscription in Investment Funds                                   30,516,666
Receivable from Investment Funds                                            67,800,943
Interest receivable                                                            158,412
--------------------------------------------------------------------------------------

TOTAL ASSETS                                                             1,151,071,915
--------------------------------------------------------------------------------------

LIABILITIES

Payables:
   Withdrawals payable                                                      41,773,934
   Investment Management fee                                                 1,375,646
   Loan payable                                                              1,000,000
   Administrator fee                                                           284,616
   Professional fees                                                           216,732
   Administration fee                                                          207,841
   Loan interest                                                                   479
   Other                                                                       118,369
--------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                           44,977,617
--------------------------------------------------------------------------------------

NET ASSETS                                                              $1,106,094,298
--------------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                               $  818,937,039
Accumulated net unrealized appreciation on investments                     287,157,259
--------------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                        $1,106,094,298
--------------------------------------------------------------------------------------




    The accompanying notes are an integral part of these financial statements

                                                                   UBS M2 FUND, L.L.C.
                                                               STATEMENT OF OPERATIONS


--------------------------------------------------------------------------------------

                                                          YEAR ENDED DECEMBER 31, 2007

--------------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                                 $  1,827,756
--------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                     1,827,756
--------------------------------------------------------------------------------------

EXPENSES

Investment Management fee                                                  14,206,568
Administrator fee                                                           2,939,290
Administration fee                                                          1,042,784
Professional fees                                                             513,741
Loan interest                                                                 130,963
Other                                                                         562,663
--------------------------------------------------------------------------------------

TOTAL EXPENSES                                                             19,396,009
--------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                       (17,568,253)
--------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS

Net realized gain from investments                                         42,782,177
Change in net unrealized appreciation/depreciation from investments       104,883,490
--------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS                         147,665,667
--------------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL
     DERIVED FROM OPERATIONS                                             $130,097,414
--------------------------------------------------------------------------------------




    The accompanying notes are an integral part of these financial statements

                                                                                                                 UBS M2 FUND, L.L.C.
                                                                                           STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
                                                                                                           YEARS ENDED 2007 AND 2006
------------------------------------------------------------------------------------------------------------------------------------

                                                                                   UBS FUND
                                                                                ADVISOR, L.L.C.      MEMBERS              TOTAL
------------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JANUARY 1, 2006                                                 $16,207      $  509,111,874      $  509,128,081

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                                                  (180)        (13,420,240)        (13,420,420)
  Net realized gain from investments                                                    217          10,221,756          10,221,973
  Change in net unrealized
            appreciation/depreciation from investments                                1,878          74,676,828          74,678,706
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
            DERIVED FROM OPERATIONS                                                   1,915          71,478,344          71,480,259
------------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                                   --         301,120,590         301,120,590
  Members' withdrawals                                                                   --         (61,919,340)        (61,919,340)
  Offering costs                                                                         --              (7,404)             (7,404)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL DERIVED
            FROM CAPITAL TRANSACTIONS                                                    --         239,193,846         239,193,846
------------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2006                                               $18,122      $  819,784,064      $  819,802,186
------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                                                   (67)        (17,568,186)        (17,568,253)
  Net realized gain from investments                                                    808          42,781,369          42,782,177
  Change in net unrealized
            appreciation/depreciation from investments                                2,142         104,881,348         104,883,490
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
            DERIVED FROM OPERATIONS                                                   2,883         130,094,531         130,097,414
------------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                                   --         246,753,442         246,753,442
  Members' withdrawals                                                                   --         (90,554,997)        (90,554,997)
  Offering costs                                                                         --              (3,747)             (3,747)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL DERIVED
            FROM CAPITAL TRANSACTIONS                                                    --         156,194,698         156,194,698
------------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2007                                               $21,005      $1,106,073,293      $1,106,094,298
------------------------------------------------------------------------------------------------------------------------------------




    The accompanying notes are an integral part of these financial statements

                                                                                            UBS M2 FUND, L.L.C.
                                                                                        STATEMENT OF CASH FLOWS

---------------------------------------------------------------------------------------------------------------

                                                                                   YEAR ENDED DECEMBER 31, 2007

---------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Members' capital derived from operations                                         $ 130,097,414
Adjustments to reconcile net increase in Members' capital derived from operations to net cash used in operating activities:
Purchases of investments                                                                          (200,033,207)
Proceeds from disposition of investments                                                           150,464,824
Net realized loss from investments                                                                 (42,782,177)
Change in net unrealized (appreciation)/depreciation from investments                             (104,883,490)
Changes in assets and liabilities:
  (Increase) decrease in assets:
      Advanced subscription in Investment Funds                                                    (22,516,666)
      Receivable from Investment Funds                                                             (23,879,865)
      Interest receivable                                                                             (133,364)
      Other assets                                                                                       2,467
   Increase (decrease) in payables:
      Investment Management fee                                                                        356,534
      Administration fee                                                                                55,342
      Administrator fee                                                                                 73,765
      Professional fees                                                                                 (2,402)
      Other                                                                                             49,045
---------------------------------------------------------------------------------------------------------------
NET CASH USED IN OPERATING ACTIVITIES                                                             (113,131,780)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions                                                               246,753,442
Members' withdrawals                                                                               (88,551,363)
Proceeds from loan                                                                                  41,630,000
Principal payment on loan                                                                          (40,630,000)
Loan interest                                                                                          (10,780)
Offering costs                                                                                          (3,747)
---------------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY FINANCING ACTIVITIES                                                          159,187,552

Net increase in cash and cash equivalents                                                           46,055,772
Cash and cash equivalents--beginning of year                                                        19,032,303
---------------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF YEAR                                                           $  65,088,075
---------------------------------------------------------------------------------------------------------------


Supplemental cash flows disclosure:
      Interest paid                                                                              $     141,743
---------------------------------------------------------------------------------------------------------------




    The accompanying notes are an integral part of these financial statements

                                                             UBS M2 FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2007

--------------------------------------------------------------------------------

 1.  ORGANIZATION

     UBS M2 Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on August 13, 2001. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to seek capital appreciation over the long term. The Fund is a multi-manager fund that seeks to achieve its objective by deploying its assets among a select group of portfolio managers who primarily employ long/short equity strategies, including those involving foreign issuers. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds"), in which the Fund invests as a limited partner, member or shareholder along with other investors. The Fund commenced operations on February 1, 2003.

     The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Fund Advisor, L.L.C. ("UBSFA", the "Adviser" and, when providing services under the Administration Agreement, the "Administrator"), a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund.

     The Adviser is a direct wholly owned subsidiary of UBS Americas, Inc., which is a wholly owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

     Initial and additional applications for interests by eligible investors may be accepted at such times as the Adviser may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests in the Fund.

     The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. Members can only transfer or assign their membership interests, or portion thereof, (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion.

 2.  SIGNIFICANT ACCOUNTING POLICIES

     a. PORTFOLIO VALUATION

     Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors. The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are

                                                             UBS M2 FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2007

--------------------------------------------------------------------------------

 2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     a. PORTFOLIO VALUATION (CONTINUED)

     carried at fair value as determined by the Fund's pro rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The Fund's valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its portfolio. The Adviser and/or the Directors will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements (See Schedule of Portfolio Investments).

     Distributions received or withdrawals from Investment Funds, whether in the form of cash or securities, are first applied as a reduction of the investment's cost.

     b. INCOME RECOGNITION

     Interest income is recorded on the accrual basis. Realized gains and losses from Investment Fund transactions are calculated on the cost recovery basis.

     c. FUND COSTS

     The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; interest expense; certain organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

     d. INCOME TAXES

     The Fund has reclassified $17,568,253 and $42,782,177 from accumulated net investment loss and accumulated net realized gain from investments, respectively, to net capital contributions during the year ended December 31, 2007. The reclassification was to reflect, as an adjustment to net contributions, the amount of taxable income or loss that have been allocated to the Fund's Members and had no effect on the net assets.

     In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to

                                                             UBS M2 FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2007

--------------------------------------------------------------------------------

 2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     d. INCOME TAXES (CONTINUED)

     be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2003 - 2006) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the funds' financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

     Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

     e. CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of monies invested in a PNC Bank, NA account that pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

     f. REPURCHASE AGREEMENTS

     From time to time the Fund may enter into repurchase agreements. In connection with such transactions it is the Fund's policy that its Custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. As of December 31, 2007 there were no outstanding repurchase agreements.

     g. USE OF ESTIMATES

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

 3.  RELATED PARTY TRANSACTIONS

     The Adviser provides investment advisory services to the Fund pursuant to an Investment Manager Agreement. Pursuant to that agreement, the Fund pays the Adviser a monthly fee (the "Investment Management Fee") at the annual rate of 1.45% of the Fund's net assets, excluding assets attributable to the Adviser and the Administrator. The Administrator provides certain administrative services to the Fund, including, among other things, providing office space and other support services.

                                                             UBS M2 FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2007

--------------------------------------------------------------------------------

 3.  RELATED PARTY TRANSACTIONS (CONTINUED)

     In consideration for such services, the Fund pays the Administrator a monthly fee (the "Administrator Fee") at an annual rate of 0.30% of the Fund's net assets, excluding assets attributable to the Administrator's and the Adviser's capital account. The Administrator Fee and the Investment Management Fee will be paid to the Administrator out of the Fund's assets and debited against the Members' capital accounts, excluding net assets attributable to the Administrator's and the Adviser's capital account. A portion of the Investment Management Fee and the Administrator Fee is paid by UBSFA to its affiliates. UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

     The net increase (or decrease) in Members' capital derived from operations (net income or loss) is allocated to the capital accounts of all Members on a pro-rata basis, other than the Investment Management Fee and the Administrator Fee which are similarly allocated to all Members other than the Adviser or Administrator as described above.

     Each Director of the Fund receives an annual retainer of $7,500 plus a fee for each meeting attended. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed by the Fund related to Directors for the year ended December 31, 2007 were $37,032, which is included in other expense.

     Other investment partnerships sponsored by UBS Americas or its affiliates may also maintain investment interests in the Investment Funds owned by the Fund.

 4.  ADMINISTRATION AND CUSTODIAN FEES

     PFPC Trust Company (an affiliate of PNC Bank, NA) serves as the custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund.

     PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Accounting and Investor Servicing Agent to the Fund and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PFPC Inc.

 5.  LOAN PAYABLE

     Effective July 1, 2007 the Fund, along with other UBS sponsored funds, entered into a $200,000,000 committed, unsecured revolving line of credit with Bank of Montreal - Chicago Branch, which is the Illinois branch of the parent to Harris Trust and Savings Bank. Under the most restrictive arrangement, the Fund may borrow an amount that combined with the other borrowings of the Fund would not of the

                                                             UBS M2 FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2007

--------------------------------------------------------------------------------

 5.  LOAN PAYABLE (CONTINUED)

     Fund would not exceed 20% of its net assets. The Fund's borrowing capacity is also limited to the portion of the unused line of credit at any point in time. The Fund is only liable under the line of credit to the extent of its own borrowing there under. The interest rate on the borrowing is based on the Federal Funds rate plus 150 basis points per annum. The committed facility also requires a fee to be paid by the Fund, on a pro rata basis, based on the amount of the aggregate commitment which has not been utilized of 25 basis points per annum. For the year ended December 31, 2007, the Fund's average interest rate paid on borrowings was 6.35% per annum and the average borrowings outstanding were $2,062,409. The Fund had $1,000,000 in borrowings outstanding at December 31, 2007. Interest expense for the year ended December 31, 2007 was $130,963, of which $479 was payable at year end.

     On December 21, 2007 and December 27, 2007, the Fund, along with other UBS sponsored funds, entered into the ninth amendment and the tenth amendment respectively to the existing credit agreement. These two amendments provided a temporary increase in the credit line from $200,000,000 to $400,000,000 for the period commencing January 4, 2008, through and including February 15, 2008. Commencing February 16, 2008, the credit line reverts back to a $200,000,000 total unsecured facility which terminates on July 29, 2008.

 6.  SECURITIES TRANSACTIONS

     Aggregate purchases and proceeds from sales of Investment Funds for the year ended December 31, 2007 amounted to $200,033,207 and $150,464,824, respectively.

     The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedule K-1. The Fund has not yet received all such Schedule K-1's for the year ended December 31, 2007.

 7.  INVESTMENTS

     As of December 31, 2007, the Fund had investments in Investment Funds, none of which were related parties.

     The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of between 1% and 2.5% (per annum) of net assets and performance incentive fees or allocations ranging from 16.5% to 25% of net profits earned. One or more underlying fund investments have entered into a side pocket arrangement.

 8.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for

                                                             UBS M2 FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2007

--------------------------------------------------------------------------------

 8.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK (CONTINUED)

     differences, and equity swaps. The Fund's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.

 9.  INDEMNIFICATION

     In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels that the likelihood of such an event is remote.

10.  NEW ACCOUNTING PRONOUNCEMENTS

     On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management believes that the application of FAS 157 will not have a material impact on the Fund's financial statements.

                                                             UBS M2 FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2007

--------------------------------------------------------------------------------

11.  FINANCIAL HIGHLIGHTS

     The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                                                                              PERIOD FROM
                                                                                                              FEBRUARY 1,
                                                                                                                  2003
                                                                                                             (COMMENCEMENT
                                                                    YEAR/PERIOD ENDED DECEMBER 31,           OF OPERATIONS)
                                                                                                                THROUGH
                                                                                                               YEAR ENDED
                                                                                                              DECEMBER 31,
                                                   2007            2006           2005           2004             2003
                                                   ----            ----           ----           ----             ----
Ratio of net investment loss to average
net assets(c)                                    (1.80)%         (1.93)%        (1.96)%        (1.98)%          (1.95)%(a)
Ratio of total expenses to average net
assets(c), (d)                                     1.98%           2.02%          2.02%          2.01%            2.04%(a)

Portfolio Turnover Rate                           16.21%           8.28%         36.38%         10.99%            4.39%

Total Return(b)                                   14.26%          10.88%         13.21%          5.76%            7.46%

Average Debt Ratio(c)                              0.21%           0.18%          0.64%          0.00%            0.00%
Net asset value at end of
year/period                                   $1,106,094,298   $819,802,186   $509,128,081   $408,068,599     $277,487,455

(a)  Annualized

(b) Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized. An individual member's ratios and return may vary from the above based on the timing of capital transactions.

(c) The average net assets used in the above ratios are calculated using pre-tender net assets.

(d) Ratio of total expenses to average net assets does not include the impact of expenses for incentive allocations or incentive fees related to the underlying Investment Funds.

                                                                                                                 UBS M2 FUND, L.L.C.
                                                                                                   SCHEDULE OF PORTFOLIO INVESTMENTS

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   DECEMBER 31, 2007

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  REALIZED AND
                                                                                                  % OF             UNREALIZED
                                                                                                MEMBERS'           GAIN/(LOSS)
INVESTMENT FUND                                              COST           FAIR VALUE          CAPITAL          FROM INVESTMENTS
--------------------------------------------------------  ------------     ------------      -------------       ----------------
Abrams Bison Partners, L.P.                               $ 37,500,000     $ 46,119,253          4.17%             $ (1,167,453)
Arience Captial Partners, L.P.                              41,500,000       58,877,404          5.32                 5,964,030
Artha Emerging Markets Fund, L.P.                           30,000,000       40,959,563          3.70                 7,077,173
Blackstone Kailix Fund, LP                                  50,000,000       47,520,678          4.30                (2,479,322)
Cevian Capital II, L.P.                                     28,033,207       34,246,960          3.10                 3,066,372
Chap-Cap Activist Partners, L.P.                             9,000,000        6,936,659          0.63                (2,316,701)
Chap-Cap Partners II, L.P.                                  14,817,353       10,968,565          0.99                (3,934,262)
Cobalt Partners, L.P.                                       29,000,000       30,174,990          2.73                 1,174,990
Corsair Capital Partners, L.P.                              24,000,000       36,676,539          3.32                 3,991,707
Cycladic Catalyst Fund, L.P.                                12,500,000        8,330,349          0.75                (6,584,036)
Cycladic Catalyst Fund, LTD                                 14,500,000        8,993,355          0.81                (7,118,470)
Delta Fund Europe,  L.P.                                    46,500,000       76,493,231          6.92                10,443,946
Delta Institutional Fund, L.P.                              46,500,000       67,841,022          6.13                 3,038,557
East Side Capital, L.P.                                     39,000,000       55,579,983          5.02                 7,542,104
Eastern Advisor Fund, L.P.                                  16,052,875       42,273,806          3.82                19,390,248
Eastern Advisor Fund, L.P.(side pocket)                      1,447,125        1,421,340          0.13                 1,421,340
Eminence Partners L.P.                                      12,500,000       15,747,354          1.42                 2,715,793
Eminence Long Alpha, LP                                      9,500,000       22,822,504          2.06                 6,845,627
Meditor Cobra Fund, LTD                                     18,000,000       22,170,719          2.00                 2,092,541
Meditor European Fund, LTD                                  36,000,000       42,902,763          3.88                 6,616,578
Pershing Square, L.P.                                       34,000,000       58,608,864          5.30                10,582,772
Steel Partners Japan L.P.                                   35,000,000       34,957,156          3.16                (1,706,003)
SuNOVA Partners, L.P.                                       27,000,000       37,546,483          3.39                   562,548
The Children's Investment Fund, L.P.                        31,000,000       66,594,938          6.02                18,204,351
Tiger Asia Fund, L.P.                                       29,000,000       64,155,553          5.80                20,071,321
                                                          ------------     ------------         -----              ------------
   LONG/SHORT EQUITY SUBTOTAL                             $672,350,560     $938,920,029         84.87%             $105,495,751

DE Shaw Oculus Fund, L.L.C.                                 28,000,000       40,669,613          3.68                 7,283,555
                                                          ------------     ------------         -----              ------------
   MULTI-STRATEGY SUBTOTAL                                $ 28,000,000     $ 40,669,613          3.68%             $  7,283,555

Subprime Credit Strategies  Fund II, L.P.                            -        7,918,177          0.72                31,869,211
                                                          ------------     ------------         -----              ------------
   DISTRESSED CREDIT SUBTOTAL                                        -     $  7,918,177          0.72              $ 31,869,211

Redeemed Investment Funds                                            -                -             -                 3,017,151
                                                          ------------     ------------         -----              ------------
TOTAL                                                     $700,350,560     $987,507,819         89.27%             $147,665,667
                                                          ============     ============         =====              ============


                                                                                                                  DOLLAR AMOUNT OF
                                                            INITIAL                              FIRST          FAIR VALUE FOR FIRST
                                                          ACQUISITION                          AVAILABLE             AVAILABLE
INVESTMENT FUND                                               DATE        LIQUIDITY*           REDEMPTION            REDEMPTION
--------------------------------------------------------  -----------     ----------        ---------------    ---------------------
Abrams Bison Partners, L.P.                                05/01/2004        Annually
Arience Captial Partners, L.P.                             03/01/2003       Quarterly           3/31/2008**          2,297,683
Artha Emerging Markets Fund, L.P.                          04/01/2006       Quarterly           3/31/2008            A
Blackstone Kailix Fund, LP                                 11/01/2007      Semi-Annual
Cevian Capital II, L.P.                                    07/01/2006        Annually           9/30/2008            B
Chap-Cap Activist Partners, L.P.                           04/01/2006       Quarterly
Chap-Cap Partners II, L.P.                                 04/01/2006       Quarterly
Cobalt Partners, L.P.                                      07/01/2007      Semi-Annual          6/30/2008            C
Corsair Capital Partners, L.P.                             02/01/2004        Annually
Cycladic Catalyst Fund, L.P.                               05/01/2005       Quarterly
Cycladic Catalyst Fund, LTD                                06/01/2005       Quarterly
Delta Fund Europe,  L.P.                                   04/01/2004       Quarterly           6/30/2008            D
Delta Institutional Fund, L.P.                             07/01/2003       Quarterly           3/31/2008            E
East Side Capital, L.P.                                    01/01/2005        Annually
Eastern Advisor Fund, L.P.                                 04/01/2004       Quarterly
Eastern Advisor Fund, L.P.(side pocket)                    04/01/2004          N/A
Eminence Partners L.P.                                     01/01/2006      Semi-Annual         12/31/2008            F
Eminence Long Alpha, LP                                    07/01/2005      Semi-Annual          6/30/2008            G
Meditor Cobra Fund, LTD                                    10/01/2004        Monthly
Meditor European Fund, LTD                                 05/01/2006        Monthly
Pershing Square, L.P.                                      01/01/2005        Annually           3/31/2009            H
Steel Partners Japan L.P.                                  01/01/2006       Quarterly          3/31/2008**           4,780,036
SuNOVA Partners, L.P.                                      07/01/2003       Quarterly
The Children's Investment Fund, L.P.                       04/01/2005        Annually           3/31/2009            I
Tiger Asia Fund, L.P.                                      03/01/2005        Annually           3/31/2009            J

   LONG/SHORT EQUITY SUBTOTAL

DE Shaw Oculus Fund, L.L.C.                                04/01/2005       Quarterly

   MULTI-STRATEGY SUBTOTAL

Subprime Credit Strategies  Fund II, L.P.                  11/01/2006       Quarterly

   DISTRESSED CREDIT SUBTOTAL

Redeemed Investment Funds


TOTAL

*    Available frequency of redemptions after initial lock up period.
** The dollar amount of fair value for first available redemption can be redeemed commencing on the date listed. The remaining investment amount has no lock up or other redemption restrictions.
A This amount has redemption restrictions as of 12/31/07 which can be redeemed during 2008.
B Amounts which have redemption restrictions as of 12/31/07 can be redeemed as follows: $4,821,251 during 2008 and $6,290,679 during 2009.
C This amount has redemption restrictions as of 12/31/07 which can be redeemed during 2008.
D Amounts which have redemption restrictions as of 12/31/07 can be redeemed as follows: $9,121,964 during 2008 and $5,555,818 during 2009.
E Amounts which have redemption restrictions as of 12/31/07 is $9,629,666 which can be redeemed during 2008.
F Amounts which have redemption restrictions as of 12/31/07 can be redeemed as follows: $9,013,320 during 2008 and $29,348,411 during 2009.
G Amounts which have redemption restrictions as of 12/31/07 is $2,935,199 which can be redeemed during 2008.
H Amounts which have redemption restrictions as of 12/31/07 can be redeemed as follows: $8,446,367 during 2008 and $10,267,410 during 2009.
I Amounts which have redemption restrictions as of 12/31/07 can be redeemed as follows: $8,393,027 during 2008 and $58,201,911 during 2009.
J Amounts which have redemption restrictions as of 12/31/07 can be redeemed as follows: $20,268,898 during 2009 and $11,992,667 during 2010.

N/A This portion of the Fund is a private investment and the fund's standard liquidity terms do not apply.


    The preceding notes are an integral part of these financial statements.
                                                                              13

                         UBS M2 FUND, L.L.C. (UNAUDITED)

         The Directors (including the Independent Directors) last evaluated the Investment Management Agreement at a meeting on November 15, 2007. The Directors met in an executive session during which they were advised by and had the opportunity to discuss with independent legal counsel the approval of the Investment Management Agreement. The Directors reviewed materials furnished by the Adviser, including information regarding the Adviser, its affiliates and its personnel, operations and financial condition. Tables indicating comparative fee information, and comparative performance information, as well as a summary financial analysis for the Fund, were also included in the meeting materials and were reviewed and discussed. The Directors discussed with representatives of the Adviser the Fund's operations and the Adviser's ability to provide advisory and other services to the Fund.

         The Directors reviewed, among other things, the nature of the advisory services to be provided to the Fund by the Adviser, including its investment process, and the experience of the investment advisory and other personnel proposing to provide services to the Fund. The Directors discussed the ability of the Adviser to manage the Fund's investments in accordance with the Fund's stated investment objectives and policies, as well as the services to be provided by the Adviser to the Fund, including administrative and compliance services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Fund. The Directors acknowledged the Adviser's employment of highly skilled investment professionals, research analysts and administrative, legal and compliance staff members to ensure that a high level of quality in compliance and administrative services would be provided to the Fund. The Directors also recognized the benefits which the Fund derives from the resources available to the Adviser and the Adviser's affiliates, including UBS AG and UBS Financial Services Inc. ("UBS Financial"). Accordingly, the Directors felt that the quality of service offered by the Adviser to the Fund was appropriate, and that the Adviser's personnel had sufficient expertise to manage the Fund.

         The Directors reviewed the performance of the Fund and compared that performance to the performance of other investment companies presented by UBS Financial which had objectives and strategies similar to those of the Fund and which are managed by other, third-party investment advisers ("Comparable Funds"). The Directors observed that the Fund's annualized performance was within the range of performance of its Comparable Funds and only 3/10 of a percentage point below the median performance of its Comparable Funds. The Directors also compared the volatility of the Fund to that of its Comparable Funds. The Directors observed that the Fund's volatility was slightly higher than the median volatility of its Comparable Funds.

          The Directors considered the fees being charged by the Adviser for its services to the Fund as compared to those charged to the Comparable Funds, and as compared to the fees charged by UBS Fund Advisor, L.L.C. ("UBSFA") and its affiliates for other UBS alternative investment products. The information presented to the Directors showed that the management fee being charged to the Fund was one above the median management fee being charged to its Comparable Funds, although the Directors also noted that the Fund was not subject to any incentive fee. The Directors also noted that the Fund was not subject to any incentive fee. In comparing the advisory fees being charged to the Fund to the fees being charged by UBSFA and its affiliates for other UBS alternative investment products, the Directors noted that although the combination of management fee and administrative services fee being charged to the Fund was the highest being charged to an Alternative Investment Group fund-of-funds, the Fund was not subject to any incentive fee. In light of the foregoing, the Directors felt that the management fee being charged to the Fund was appropriate.

         The Directors also considered the profitability of UBSFA both before payment to brokers and after payment to brokers and concluded that the profits to be realized by UBSFA and its affiliates under the Fund's Investment Management Agreement and from other relationships between the Fund and UBSFA were within a range the Directors considered reasonable and appropriate. The Directors also discussed the fact that the Fund was not large enough at that time to support a request for breakpoints due to economies of scale. The Directors determined that the fees were reasonable. The Directors concluded that approval of the Investment Management Agreement was in the best interests of the Fund and its shareholders.

DIRECTORS AND OFFICERS (UNAUDITED)
Information pertaining to the Directors and officers of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling UBS Financial Services Inc.'s, Alternative Investment Group at 800-580-2359.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF
                                                                                        PORTFOLIOS IN      OTHER TRUSTEESHIPS/
                                  TERM OF OFFICE                                         FUND COMPLEX     DIRECTORSHIPS HELD BY
NAME, AGE, ADDRESS AND            AND LENGTH OF          PRINCIPAL OCCUPATION(S)          OVERSEEN BY     DIRECTOR OUTSIDE FUND
POSITION(S) WITH FUNDS            TIME SERVED(1)           DURING PAST 5 YEARS            DIRECTOR(2)            COMPLEX
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------

Meyer Feldberg (65)(3)         Term -- Indefinite     Dean Emeritus and Professor of          42        Director of:
UBS Financial Services Inc.      Length--since        Leadership and Ethics of the                      Primedia, Inc.,
1285 Avenue of the Americas     Commencement of       Graduate School of Business,                      Macy's, Inc.,
New York, NY 10019                Operations          Columbia University; Senior                       Revlon, Inc., NYC Ballet
Director                                              Advisor to Morgan Stanley                         and SAPPI Ltd. Advisory
                                                                                                        Director of Welsh Carson
                                                                                                        Anderson & Stowe and
                                                                                                        President of NYC Global
                                                                                                        Partners.
------------------------------------------------------------------------------------------------------------------------------------

George W. Gowen (78)           Term -- Indefinite     Law partner of Dunnington,              13        None
UBS Financial Services Inc.      Length--since        Bartholow & Miller
1285 Avenue of the Americas     Commencement of
New York, NY 10019                Operations
Director
------------------------------------------------------------------------------------------------------------------------------------

Stephen H. Penman (61)         Term -- Indefinite     Professor of Financial                  13        None
UBS Financial Services Inc.      Length--since        Accounting of Graduate School
1285 Avenue of the Americas        July 2004          of Business, Columbia
New York, NY 10019                                    University
Director
------------------------------------------------------------------------------------------------------------------------------------
                                                  OFFICER(S) WHO ARE NOT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Robert F. Aufenanger (54)
UBS Financial Services Inc.     Term -- Indefinite    Executive Director of UBS
51 West 52nd Street               Length--since       Alternative Investments US
New York, NY 10019                 May 1, 2007        since April 2007 Prior to
Principal Accounting Officer                          April 2007, Chief Financial             N/A       N/A
                                                      Officer and Senior Vice
                                                      President of Alternative
                                                      Investments Group at U.S.
                                                      Trust Corporation from 2003 -
                                                      2007; Consultant to private
                                                      equity funds from 2002 - 2003
------------------------------------------------------------------------------------------------------------------------------------
Frank Pluchino (48)
UBS Financial Services Inc.     Term - Indefinite     Director of Compliance of UBS
1000 Harbor Boulevard             Length - since      Financial Services Inc. since
Weehawken, NJ 07086               July 19, 2005       2003 and Deputy Director of             N/A       N/A
Chief Compliance Officer                              Compliance UBS Financial
                                                      Services of Puerto Rico Inc.
                                                      since October 2006. Prior to
                                                      2003, Chief Compliance Officer
                                                      of LibertyView Capital
                                                      Management, Inc., an investment
                                                      adviser, and LibertyView
                                                      Alternative Asset Management,
                                                      Inc., an NASD broker-dealer.
------------------------------------------------------------------------------------------------------------------------------------
Douglas Lindgren (46)
UBS Financial Services Inc.     Term - Indefinite     Managing Director of UBS
1285 Avenue of the Americas       Length - since      Financial Services Inc. since
New York, NY 10019                July 19, 2005       June 2005. Prior to June 2005,          N/A       N/A
Principal Executive Officer                           Managing Director and Head of
                                                      Alternative Investments of
                                                      United States Trust Company,
                                                      N.A.
------------------------------------------------------------------------------------------------------------------------------------

(1) For Directors, their terms are for the duration of the term of the Fund, unless his status as a Director shall be sooner terminated by death, adjudicated incompetent, voluntarily withdraw, physically unable to perform duties, removed either by vote or written consent of at two-thirds of the Directors or vote or written consent of Members holding not less than two-thirds of the total number of votes eligible to the cast by all Members.

(2) Of the 42 funds/portfolios in the complex as of December 31, 2007, 29 are advised by an affiliate of UBS Financial Services Inc. and 13 comprise UBS Financial Services' Alternative Investment Group of Funds.

(3) Mr. Feldberg is an "interested person" of the Fund because he is an affiliated person of a broker-dealer with which the UBS Financial Services Alternative Investment Group of Funds does business. Mr. Feldberg is not an affiliated person of UBS Financial Services or its affiliates.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at HTTP://WWW.SEC.GOV and may be reviewed or copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available with out charge upon request by calling the UBS Financial Services Inc.'s Alternative Investment Group at 800-580-2359.


ITEM 2. CODE OF ETHICS.

    (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. The code of ethics may be obtained without charge by calling 800-486-2608.

    (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics.

    (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board had determined that Professor Stephen Penman, a member of the audit committee of the Board, is the audit committee financial expert and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

    (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $66,615 in 2007 and $69,140 in 2006. Such audit fees include fees associated with annual audits for providing a report in connection with the registrant's report on form N-SAR.

Audit-Related Fees
------------------

    (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $15,000 in 2007 and $5,000 in 2006. Audit related fees principally include fees associated with reviewing and providing comments on semi-annual reports.

Tax Fees
--------

    (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $164,000 in 2007 and $118,000 in 2006. Tax fees include fees for tax compliance services and assisting management in preparation of tax estimates.

All Other Fees
--------------

    (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2007 and $0 in 2006.

 (e)(1) The registrant's audit committee pre-approves the principal accountant's engagements for audit and non-audit services to the registrant, and certain non-audit services to service Affiliates that are required to be pre-approved, on a case-by-case basis. Pre-approval considerations include whether the proposed services are compatible with maintaining the principal accountant's independence.

 (e)(2) There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, because such services were pre-approved.

    (f)  Not applicable.

    (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $3.0 million for 2007 and $3.0 million for 2006.

    (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are as follows:

                            UBS FUND ADVISOR, L.L.C.
                      PROXY-VOTING POLICIES AND PROCEDURES

A. INTRODUCTION

    UBS Fund Advisor, L.L.C. (the "Adviser") votes proxies for each fund (each a "Fund," collectively, the "Funds") for which it acts as the Adviser and as such, has adopted these Proxy-Voting Policies and Procedures (these "Policies and Procedures"). The Funds are funds of funds that invest primarily in unregistered investment vehicles ("Investment Funds") which have investors other than the Fund. Generally, each of the Funds may invest a majority of its assets in non-voting securities of Investment Funds. The Investment Funds typically do not submit matters to investors for vote; however, should a matter be submitted for vote and provided the Fund holds voting interests in the Investment Fund, the Adviser will vote proxies in what it views to be in the best interest of the Fund and in accordance with these Policies and Procedures. The Board of Directors (the "Board") of the Funds has adopted these Policies and Procedures as the Funds'. The Adviser will notify the Board of any changes to the Adviser's Policies and Procedures.

B. FIDUCIARY DUTY

    Proxy-voting is an integral part of the Adviser's investment management process. The Adviser is under a fiduciary duty to act in the best interest of the Fund(s) and to vote in a manner it believes to be consistent with efforts to maximize shareholder value. This authority carries with it a responsibility on the Adviser's part to analyze the issues connected with the votes and to evaluate the probable impact of its vote on the value of the investment.

C. VOTING PROCEDURES

    Generally speaking, where the Adviser holds voting rights, it will vote consistent with management's recommendations on routine matters, absent a particular reason to the contrary. Non-routine matters will be voted on a case-by-case basis taking into consideration the best interests of the Fund(s) and the maximization of shareholder value.

D. CONFLICTS OF INTEREST

    Any circumstance or relationship which would compromise a portfolio manager's objectivity in voting proxies in the best interest of the Fund(s) would constitute a conflict of interest. In such situations, the Adviser will address any material conflicts before voting proxies on behalf of the Fund(s). As a matter of policy, the Adviser will presume the existence of a conflict of interest for proxy-voting purposes in situations where:

    o A current investor of the Adviser is affiliated with an Investment Fund soliciting proxies or has communicated its view to the Adviser on an impending proxy vote;

    o The portfolio manager responsible for proxy-voting has identified a personal interest in the Investment Fund soliciting proxies or in the outcome of a shareholder vote;

    o Members of the portfolio management team, including the portfolio manager responsible for proxy-voting, and/or members of senior management, have a personal interest through investment in the Investment Fund soliciting proxies;

    o Members of the Investment Fund or a third party with an interest in the outcome of a shareholder vote have attempted to influence either the Adviser or the portfolio manager responsible for voting a proxy.

    Employees of the Adviser should be aware of the potential for conflicts of interest that may result, on the part of the Adviser, from employees' personal relationships or special circumstances that may result as part of the Adviser's normal course of business. Employees who become aware of any such conflicts of interest are under obligation to bring them to the attention of the Chief Compliance Officer or Legal who will work with appropriate personnel of the Adviser to determine the materiality of the conflict.

    ADDRESSING MATERIAL CONFLICTS OF INTEREST. A conflict of interest will be considered material to the extent it is determined that such conflict has the potential to influence the Adviser's decision-making in the proxy-voting process and the determination will be based on an assessment of the particular facts and circumstances.

    If it is determined that a conflict of interest is not material, the Adviser may vote proxies notwithstanding the existence of the conflict. The Adviser shall maintain a written record of all conflicts of interest identified, the materiality determination, and the method used to resolve the material conflict of interest.

If it is determined that a conflict of interest is material, the Adviser's Chief Compliance Officer or Legal will work with appropriate personnel of the Adviser to determine a resolution before voting proxies affected by such conflict of interest. Resolutions may include:

    o Disclosing the conflict and obtaining consent before voting (which consent in the case of the Fund(s) may be obtained from the Fund's board of directors);

    o Engaging another party on behalf of the Fund(s) to vote the proxy on its behalf;

    o Engaging a third party to recommend a vote with respect to the proxy based on application of the policies set forth herein; or

    o Such other method as is deemed appropriate under the circumstances given the nature of the conflict.

E. ANNUAL FILING OF PROXY VOTING RECORD

    The Adviser will file an annual report of each proxy voted with respect to the Fund(s) during the preceding twelve-month period ended June 30 on Form N-PX, no later than August 31st of the then year.

F. PROXY-VOTING DISCLOSURES

    Where the Funds hold voting rights, the Funds shall include in their Form N-CSR (Certified Shareholder Report) : (i) a description of these Policies and Procedures; (ii) a statement that a description of these Policies and Procedures is available without charge, upon request by taking the specified action; and
(iii) a statement that information regarding how the Adviser voted proxies relating to the Funds during the most recent 12-month period, is available upon request, without charge by taking the specified action.

G. CONTROL PROCESS

To ensure compliance with these Policies and Procedures, at the time of a fund's investment in an Investment Fund, the subscription document will be reviewed to ensure that voting rights have been waived, as is current practice. In the event a fund does not waive voting rights, the Adviser will adhere to these Policies and Procedures.

H. RECORD-KEEPING

    The Adviser shall maintain the following records relating to proxy-voting in an easily accessible place for a period of not less than six years from the end of the fiscal year during which the last entry was made on such record, the first two years on-site:

    o    A copy of the Adviser's current Proxy-Voting Policies and Procedures;

    o    A record of each vote cast by the Adviser on behalf of the Fund(s);

    o A copy of each proxy solicitation (including proxy statements) and related materials with regard to each vote;

    o A copy of any document relating to the identification and resolution of conflicts of interest;

    o A copy of any document created by the Adviser that was material to a proxy-voting decision or that memorialized the basis for that decision; and

A copy of each written investor request for information on how the Adviser voted proxies on behalf of the Fund(s), and a copy of any written response from the Adviser to any (written or oral) investor request for information on how the Adviser voted proxies on behalf of the Fund(s).

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                               UBS M2 FUND, L.L.C.
                          PORTFOLIO MANAGER DISCLOSURE

The Fund is managed by a portfolio management team, each member of which (each, a "Portfolio Manager" and together, the "Portfolio Managers") is responsible for the day-to-day management of the Fund's portfolio. Norman E. Sienko, Jr., the lead member of the portfolio management team, is primarily responsible for the selection of the Fund's investments, and is jointly responsible for the allocation of the Fund's assets among Investment Funds. Russell Sinder and Joseph M. Sciortino, the other members of the portfolio management team, are jointly and primarily responsible for the allocation of the Fund's investments.

Mr. Sienko has served as a Portfolio Manager of the Fund since its inception, and as head of the Adviser's portfolio management group since 1998. He is also currently an Executive Director of UBS Financial Services. Mr. Sinder has been a Portfolio Manager of the Fund since 2007. Mr. Sinder has been associated with the Adviser since 1998 and is also an Executive Director of UBS Financial Services. Mr. Sciortino joined the portfolio management team in 2007. Mr. Sciortino has been associated with the Adviser since 2006 and is also a Director of UBS Financial Services. Previously, he served as Senior Analyst at Lake Partners, Inc. from April 2001 though August 2006.

The Fund's Portfolio Managers manage multiple accounts for the Adviser, including registered closed-end funds and private domestic and offshore pooled investment vehicles.

Potential conflicts of interest may arise because of the Portfolio Managers' management of the Fund and other accounts. For example, conflicts of interest may arise with the allocation of investment transactions and allocation of limited investment opportunities. Allocations of investment opportunities generally could raise a potential conflict of interest to the extent that the Portfolio Managers may have an incentive to allocate investments that are expected to increase in value to preferred accounts. Conversely, a Portfolio Manager could favor one account over another in the amount or the sequence in which orders to redeem investments are placed. The Portfolio Managers may be perceived to have a conflict of interest if there are a large number of other accounts, in addition to the Fund, that they are managing on behalf of the Adviser. In addition, each Portfolio Manager could be viewed as having a conflict of interest to the extent that one or more Portfolio Managers have an investment in accounts other than the Fund. The Adviser periodically reviews the Portfolio Managers' overall responsibilities to ensure that they are able to allocate the necessary time and resources to effectively manage the Fund.

Other accounts may have investment objectives, strategies and risks that differ from those of the Fund. For these or other reasons, the Portfolio Managers may purchase different investments for the Fund and the other accounts, and the performance of investments purchased for the Fund may vary from the performance of the investments purchased for other accounts. The Portfolio Managers may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made for the Fund, which could have the potential to adversely impact the Fund, depending on market conditions.

A potential conflict of interest may be perceived if the Adviser receives a performance-based advisory fee as to one account but not another, because a Portfolio Manager may favor the account subject to the performance fee, whether or not the performance of that account directly determines the Portfolio Manager's compensation.

The Adviser's goal is to provide high quality investment services to all of its clients, while meeting its fiduciary obligation to treat all clients fairly. The Adviser has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, the Adviser monitors a variety of areas, including compliance with Fund guidelines. Furthermore, senior investment and business personnel at UBS Financial Services periodically review the performance of the Portfolio Managers.

The Portfolio Managers' compensation is comprised primarily of a fixed salary and a discretionary bonus paid by UBS Financial Services or its affiliates and not by the Fund. A portion of the discretionary bonus may be paid in shares of stock or stock options of UBS AG, the ultimate parent company of the Adviser, subject to certain vesting periods. The amount of a Portfolio Manager's discretionary bonus, and the portion to be paid in shares or stock options of UBS AG, is determined by senior officers of UBS Financial Services. In general, the amount of the bonus will be based on a combination of factors, none of which is necessarily weighted more than any other factor. These factors may include: the overall performance of UBS Financial Services and its Alternative Investment Group; the overall performance of UBS AG; the profitability to UBS Financial Services derived from the management of the Fund and the other accounts managed by the Alternative Investment Group; the absolute performance of the Fund and such other accounts for the preceding year; contributions by the Portfolio Manager to assisting in managing the Alternative Investment Group; participation by the Portfolio Manager in training of personnel; and support by the Portfolio Manager generally to colleagues. The bonus is not based on a precise formula, benchmark or other metric.

The following table lists the number and types of other accounts advised by the Fund's Portfolio Managers and approximate assets under management in those accounts as of the end of the Fund's most recent fiscal year.


NORMAN E. SIENKO, JR.

   REGISTERED INVESTMENT COMPANIES               POOLED ACCOUNTS                          OTHER ACCOUNTS

   Number of                              Number of                                 Number of
  Accounts(1)     Assets Managed         Accounts(2)         Assets Managed         Accounts       Assets Managed
  -----------     --------------         -----------         --------------         --------       --------------
       7          $2,082,380,782              4              $441,041,623              0           N/A


RUSSELL SINDER

   REGISTERED INVESTMENT COMPANIES               POOLED ACCOUNTS                          OTHER ACCOUNTS

   Number of                              Number of                                 Number of
  Accounts(1)     Assets Managed         Accounts(2)         Assets Managed         Accounts       Assets Managed
  -----------     --------------         -----------         --------------         --------       --------------
       7          $2,082,380,782              4              $441,041,623              0           N/A


JOSEPH M. SCIORTINO

   REGISTERED INVESTMENT COMPANIES               POOLED ACCOUNTS                          OTHER ACCOUNTS

   Number of                              Number of                                 Number of
  Accounts(1)     Assets Managed         Accounts(2)         Assets Managed         Accounts       Assets Managed
  -----------     --------------         -----------         --------------         --------       --------------
       7          $2,082,380,782              4              $441,041,623              0           N/A

(1) Of these accounts, 5 accounts with total assets of approximately $1,360,954,398 charge performance-based advisory fees.

(2) Of these accounts, 3 accounts with total assets of approximately $160,199,591 charge performance-based advisory fees.

Norman E. Sienko and Joseph M. Sciortino do not beneficially own any interests in the Fund. As of December 31, 2007, Russell Sinder beneficially owned between $50,001 to $100,000 of interests in the Fund.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

    (a)(1)   Not applicable.

    (a)(2)   Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

    (a)(3)   Not applicable.

    (b)      Certifications  pursuant  to Rule  30a-2(b)  under the 1940 Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               UBS M2 Fund, L.L.C.
             --------------------------------------------------------------

By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer


Date         March 5, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Douglas Lindgren
                           -----------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer


Date         March 5, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                           -----------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer


Date         March 5, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.